Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary Shares [Member] CNY (¥) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Ordinary shares Class A Ordinary Shares [Member] CNY (¥) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital Class A Ordinary Shares [Member] CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Beginning balance, Amount at Dec. 31, 2013	¥ 2,212,364			¥ 7,149			¥ 1,949,013			¥ 1,986		¥ 254,216
Beginning balance, Shares at Dec. 31, 2013 | shares			36,347,496	105,136,436	105,136,436
Net income / (loss)	748,680											748,680
Other comprehensive income:
Foreign currency translation adjustments	3,946									3,946
Issuance of Class A ordinary shares upon completion of the IPO, net of offering costs (Note 16)			¥ 603,980			¥ 149			¥ 603,831
Issuance of Class A ordinary shares, net of offering costs, Shares | shares						2,424,801
Exercise and vesting of share-based awards	39,787			¥ 186			39,601
Exercise and vesting of share-based awards, Shares | shares				3,040,926	3,040,926
Share-based compensation	56,666						56,666
Ending balance, Amount at Dec. 31, 2014	3,665,423			¥ 7,484			2,649,111			5,932		1,002,896
Ending balance, Shares at Dec. 31, 2014 | shares				110,602,163	110,602,163
Net income / (loss)	990,649											990,649
Other comprehensive income:
Foreign currency translation adjustments	56,821									56,821
Exercise and vesting of share-based awards	30,198			¥ 151			30,047
Exercise and vesting of share-based awards, Shares | shares				2,452,407	2,452,407
Share-based compensation	107,945						107,945
Ending balance, Amount at Dec. 31, 2015	4,851,036			¥ 7,635			2,787,103			62,753		1,993,545
Ending balance, Shares at Dec. 31, 2015 | shares			51,230,242	113,054,570	113,054,570
Net income / (loss)	1,216,223	$ 175,173										1,227,914		¥ (11,691)
Other comprehensive income:
Foreign currency translation adjustments	62,256	8,967								62,256
Capital injection from noncontrolling interests shareholder	2,500													2,500
Exercise and vesting of share-based awards	23,805			¥ 149			23,656
Exercise and vesting of share-based awards, Shares | shares				2,242,654	2,242,654
Share-based compensation	195,393						195,393
Ending balance, Amount at Dec. 31, 2016	¥ 6,351,213	$ 914,765		¥ 7,784	$ 1,121		¥ 3,006,152	$ 432,976		¥ 125,009	$ 18,005	¥ 3,221,459	$ 463,987	¥ (9,191)	$ (1,324)
Ending balance, Shares at Dec. 31, 2016 | shares			115,297,224	115,297,224	115,297,224